Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Committee meetings at which the awards are made are generally scheduled well in advance and without regard to the timing of the release of earnings or other material information. In response to Item 402(x)(1) of
Regulation S-K of the Securities Act of 1933, as amended (the "Securities Act"), the Company does not currently grant awards of stock options, stock appreciation rights, or similar option-like instruments. Accordingly, the
Company has no specific policy or practice on the timing of such awards in relation to the disclosure of material information by the Company. In the event the Company determines to grant such awards, it may establish a policy regarding how the Committee determines when to grant such awards and how the Committee will take material information into account when determining the timing and terms of such awards. During 2025, the Company did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	Committee meetings at which the awards are made are generally scheduled well in advance and without regard to the timing of the release of earnings or other material information. In response to Item 402(x)(1) of
Regulation S-K of the Securities Act of 1933, as amended (the "Securities Act"), the Company does not currently grant awards of stock options, stock appreciation rights, or similar option-like instruments. Accordingly, the
Company has no specific policy or practice on the timing of such awards in relation to the disclosure of material information by the Company. In the event the Company determines to grant such awards, it may establish a policy regarding how the Committee determines when to grant such awards and how the Committee will take material information into account when determining the timing and terms of such awards. During 2025, the Company did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Committee meetings at which the awards are made are generally scheduled well in advance and without regard to the timing of the release of earnings or other material information. In response to Item 402(x)(1) of
Regulation S-K of the Securities Act of 1933, as amended (the "Securities Act"), the Company does not currently grant awards of stock options, stock appreciation rights, or similar option-like instruments. Accordingly, the
Company has no specific policy or practice on the timing of such awards in relation to the disclosure of material information by the Company. In the event the Company determines to grant such awards, it may establish a policy regarding how the Committee determines when to grant such awards and how the Committee will take material information into account when determining the timing and terms of such awards. During 2025, the Company did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

MNPI Disclosure Timed for Compensation Value	false